The company and basis of presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The company and basis of presentation

(1) The company and basis of presentation

Description of business

Berkeley Lights, Inc. (the “Company” or “Berkeley Lights”), was incorporated as a Delaware corporation on April 5, 2011. Berkeley Lights is a leading Digital Cell Biology company focused on enabling and accelerating the rapid development and commercialization of biotherapeutics and other cell-based products. Berkeley Lights’ platform is a fully integrated, end-to-end solution, comprised of proprietary consumables, including our OptoSelect chips and reagent kits, advanced automation systems and advanced application and workflow software.

In 2017, Berkeley Lights incorporated BLI Europe International, Ltd. as a wholly-owned subsidiary in the United Kingdom to support Berkeley Lights’ planned expansion in Europe. Berkeley Lights also established a representative branch office in China during 2019 to support its pre-sales and marketing efforts in the region. Furthermore, in the third quarter of 2020, Berkeley Lights established a wholly owned foreign operating entity in China to further expand its operations and began the process of shutting down the existing representative branch office. Berkeley Lights and its consolidated subsidiaries are hereinafter referred to as the “Company”. The Company’s headquarters are in Emeryville, California.

The Company commercially launched its platform in December of 2016, which included its Beacon system and the alpha version of its Opto Cell Line Development 1.0 workflow, targeted to the antibody therapeutics market. In June 2019, the Company launched its desktop Lightning system targeted for assay development and lower throughput workflows, and in early 2020 the Company launched the Culture Station instrument. The Company is expanding the capabilities of its platform through the commercial launch of additional workflows in its core markets of antibody therapeutics, cellular therapy and synthetic biology.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of Berkeley Lights in this prospectus have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the instructions in Article 10 of Regulation of S-X of the U.S. Securities and Exchange Commission (“the SEC”). Accordingly, these interim financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements. In the opinion of Berkeley Lights’ management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of our financial information have been included.

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in its condensed consolidated financial statements and the accompanying notes. Despite the Company’s intentions to establish accurate estimates and reasonable assumptions, actual results could differ materially from such estimates and assumptions. Operating results for the nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020 or for any other period. The condensed consolidated balance sheet at December 31, 2019 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements. These interim financial statements and notes should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2019 included in this prospectus.

Reverse stock split

On July 10, 2020, the Board of Directors of the Company approved a 1-for-2 reverse stock split of its issued and outstanding common stock and convertible preferred stock, which was effected on July 14, 2020. The par value of the authorized stock was not adjusted as a result of the reverse stock split. Other than the par value, all share and per share data shown in the accompanying condensed consolidated financial statements and related notes have been retroactively revised to reflect the reverse stock split for all periods presented.

Initial public offering

The Company’s registration statement on Form S-1 related to its initial public offering (“IPO”) was declared effective on July 16, 2020 by the SEC, and the Company’s common stock began trading on the Nasdaq Global Select Market on July 17, 2020. On July 21, 2020, the Company closed its IPO, in which the Company sold 9,315,000 shares of common stock (which included 1,215,000 shares that were sold pursuant to the full exercise of the IPO underwriters’ option to purchase additional shares) at a price to the public of $22.00 per share. Including the option exercise, the Company received aggregate net proceeds of $187.9 million after deducting offering costs, underwriting discounts and commissions of $17.0 million.

Immediately prior to the completion of the IPO, 50,462,272 shares of convertible preferred stock then outstanding converted into an equivalent number of shares of common stock.

(1) The company and basis of presentation

Description of business

Berkeley Lights, Inc. (“Berkeley Lights”), was incorporated as a Delaware corporation on April 5, 2011. Berkeley Lights is a leading Digital Cell Biology company focused on enabling and accelerating the rapid development and commercialization of biotherapeutics and other cell-based products. Berkeley Light’s platform is a fully integrated, end-to-end solution, comprised of proprietary consumables, including our OptoSelect chips and reagent kits, advanced automation systems and advanced application and workflow software.

In 2017, Berkeley Lights incorporated BLI Europe International, Ltd. as a wholly-owned subsidiary in the United Kingdom to support Berkeley Lights’ planned expansion in Europe. Berkeley Lights also established a representative branch office in China during 2019 to support its pre-sales and marketing efforts in the region. Berkeley Lights and its consolidated subsidiary are hereinafter referred to as the “Company”. The Company’s headquarters are in Emeryville, California.

The Company commercially launched its platform in December of 2016, which included Beacon and the alpha version of its Opto Cell Line Development 1.0 workflow, targeted to the antibody therapeutics market. In June 2019, the Company launched its desktop Lightning system targeted for assay development and lower throughput workflows. The Company is expanding the platform capabilities through the commercial launch of additional workflows as well as to encompass cell and gene therapies and other research.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America, or GAAP.

Reclassifications

Certain reclassifications have been made to the prior year’s consolidated statement of operations and comprehensive loss to conform to the current year presentation. These reclassifications served to change the classification of income on our cash and cash equivalents from other income (expense), net to interest income for the year ended December 31, 2018 and had no impact on previously reported total operating expenses or net income in the consolidated statement of operations and comprehensive loss.

Liquidity

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has experienced losses from its operations since its inception and has relied primarily on equity and debt financing to fund its operations to date. For the year ended December 31, 2019, the Company had a consolidated net loss of $18.3 million and had an accumulated deficit of $150.3 million. The Company has continued to rely on equity and debt financing activities, including most recently raising gross proceeds of $95.0 million through the sale and issuance of Series E convertible preferred stock in 2018, as its primary source of cash, but has also benefited from operating cash flows from the sale of products, as well as certain development agreements with biopharmaceutical companies and research hospitals. The Company’s primary uses of cash are research and development of its technology platform and administrative activities including employee related expenses, as well as general, operating, sales, marketing and overhead expenses. The Company expects a significant portion of its short-term financing needs to be met by its existing cash on hand as well as through cash flows from operations. Management believes that it has sufficient resources to continue as a going concern through at least 12 months from the date the consolidated financial statements are issued.

Successful completion of the Company’s current and future business development programs, product commercialization and, ultimately, the attainment of profitable operations are dependent on future events, including, among other things, the Company’s ability to successfully commercialize and launch its technology platforms, to access additional potential markets, to obtain adequate financing to fulfill its business development activities, to attract, retain and motivate qualified personnel, to develop strategic alliances and to achieve a level of sales adequate to support the Company’s cost structure. If the Company is unable to execute on its business plan and adequately fund its operations, or if the business plan requires a level of spending in excess of cash resources, the Company may need to seek additional financing and/or reduce discretionary spending. There can be no assurance, however, that the Company will be able to generate sufficient cash from operations to adequately fund operating needs or ultimately achieve profitability, or that additional financing will be available on terms acceptable to the Company, if at all. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.